UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   March 31, 2006

Check here if Amendment [ ]; Amendment Number: __________
         This Amendment (Check only one.):  [ ] is a restatement.
                                            [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:         Roark, Rearden & Hamot Capital Management, LLC*
Address:      420 Boylston Street
              Boston, MA 02116

Form 13F File Number:  28-11722

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:         Seth W. Hamot
Title:        Managing member of Roark, Rearden & Hamot Capital Management, LLC, the management company to Costa Brava Partnership III L.P.
Phone:        (617) 595-4400

Signature, Place, and Date of Signing:

/s/ SETH W. HAMOT             Boston, MA                   May 15, 2006
----------------------        ----------------             ------------------

* Roark, Rearden & Hamot Capital Management, LLC is the management company to Costa Brava Partnership III L.P. Seth W. Hamot is the managing member of Roark, Rearden & Hamot Capital Management, LLC.

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          3

Form 13F Information Table Entry Total:     28

Form 13F Information Table Value Total:     $111,069
                                            (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

         No.         Form 13F File Number      Name

         1           28-11734                  Costa Brava Partnership III L.P.
         2           28-11736                  Roark, Rearden & Hamot, LLC
         3           28-11733                  Seth W. Hamot

                                              Form 13F Information Table as of 3/31/06

                                                                             Market
                                                                 SH/ PRN   Value Long  Investment   Other        Voting Authority
Description                         Title of Class   Cusip        Amount      x1000    Discretion  Managers   Sole    Shared    None
BRADLEY PHARMACEUTICALS INC         COM              104576103  1,476,300    21,953       Sole             1,476,300
CCA INDS INC                        COM              124867102    416,250     4,662       Sole               416,250
CF INDS HLDGS INC                   COM              125269100    300,000     5,097       Sole               300,000
CUTTER & BUCK INC                   COM              232217109    146,494     1,762       Sole               146,494
EMERSON RADIO CORP                  COM NEW          291087203    987,000     3,691       Sole               987,000
EVCI CAREER COLLEGES INC            COM              26926P100    168,184       244       Sole               168,184
GLOBAL-TECH APPLIANCES INC          ORD              G39320109    590,700     2,304       Sole               590,700
HIGHWAY HLDGS LTD                   ORD              G4481U106    158,494       594       Sole               158,494
MAIN STR RESTAURANT GROUP IN        COM NEW          560345308    104,000       529       Sole               104,000
MESA AIR GROUP INC                  COM              590479101    502,278     5,746       Sole               502,278
MIVA INC                            COM              55311R108    324,926     1,326       Sole               324,926
OCWEN FINL CORP                     COM              675746101    999,900    10,219       Sole               999,900
OPTIMAL GROUP INC                   CL A NEW         68388R208    804,200    11,685       Sole               804,200
ORANGE 21 INC                       COM              685317109    257,500     1,146       Sole               257,500
PECO II INC                         COM              705221109    808,347     1,730       Sole               808,347
PROLIANCE INTL INC                  COM              74340R104    100,000       550       Sole               100,000
QLT INC                             COM              746927102    575,000     4,422       Sole               575,000
QUANTA CAPITAL HLDINGS LTD          SHS              G7313F106    771,592     2,315       Sole               771,592
RYERSON TULL INC NEW                COM              78375P107    113,600     3,040       Sole               113,600
SYSTEMAX INC                        COM              871851101    403,175     2,911       Sole               403,175
TECHTEAM GLOBAL INC                 COM              878311109    873,943     9,727       Sole               873,943
TIER TECHNOLOGIES INC               CL B             88650Q100     23,593       190       Sole                23,593
TRANSCEND SERVICES INC              COM NEW          893929208    149,691       311       Sole               149,691
UNIFI INC                           COM              904677101  1,267,900     4,235       Sole             1,267,900
UNITED CAPITAL CORP                 COM              909912107     70,000     1,742       Sole                70,000
US XPRESS ENTERPRISES INC           CL A             90338N103    152,307     2,965       Sole               152,307
UNIVERSAL STAINLESS & ALLOY         COM              913837100    121,068     3,111       Sole               121,068
WELLMAN INC                         COM              949702104    450,000     2,862       Sole               450,000

                                                     Total                  111,069